Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

February 28, 2013

Dates Covered
Collections Period	02/01/13 - 02/28/13
Interest Accrual Period	02/15/13 - 03/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/13	721,261,844.61	40,693
Yield Supplement Overcollateralization Amount at 01/31/13	11,133,472.10	0

Receivables Balance at 01/31/13	732,395,316.71	40,693
Principal Payments	24,887,379.54	809
Defaulted Receivables	1,368,445.35	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/13	10,563,002.76	0

Pool Balance at 02/28/13	695,576,489.06	39,818

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	6,564,032.63	512
Past Due 61-90 days	1,740,217.48	115
Past Due 91 + days	306,739.10	27

Total	8,610,989.21	654

Total 31+ Delinquent as % Ending Pool Balance	1.24%

Recoveries	921,037.17

Aggregate Net Losses/(Gains) - February 2013	447,408.18

Overcollateralization Target Amount	31,300,942.01
Actual Overcollateralization	31,300,942.01

Weighted Average APR	4.30%
Weighted Average APR, Yield Adjusted	5.15%
Weighted Average Remaining Term	52.15

Flow of Funds	$ Amount
Collections	28,321,807.55
Advances	(26,963.50)
Investment Earnings on Cash Accounts	2,076.15
Servicing Fee	(610,329.43)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	27,686,590.77

Distributions of Available Funds
(1) Class A Interest	351,084.12
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	24,529,514.55
(7) Distribution to Certificateholders	2,782,474.93
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	27,686,590.77

Servicing Fee	610,329.43
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 02/15/13	688,805,061.60
Principal Paid	24,529,514.55
Note Balance @ 03/15/13	664,275,547.05

Class A-1
Note Balance @ 02/15/13	0.00
Principal Paid	0.00
Note Balance @ 03/15/13	0.00
Note Factor @ 03/15/13	0.0000000%

Class A-2
Note Balance @ 02/15/13	285,195,061.60
Principal Paid	24,529,514.55
Note Balance @ 03/15/13	260,665,547.05
Note Factor @ 03/15/13	84.1399442%

Class A-3
Note Balance @ 02/15/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	257,000,000.00
Note Factor @ 03/15/13	100.0000000%

Class A-4
Note Balance @ 02/15/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	127,670,000.00
Note Factor @ 03/15/13	100.0000000%

Class B
Note Balance @ 02/15/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	18,940,000.00
Note Factor @ 03/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	374,601.29
Total Principal Paid	24,529,514.55

Total Paid	24,904,115.84

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	123,584.53
Principal Paid	24,529,514.55

Total Paid to A-2 Holders	24,653,099.08

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4146526
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.1521397

Total Distribution Amount	27.5667923

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3989171
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	79.1785492

Total A-2 Distribution Amount	79.5774663

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/13	111,976.23
Balance as of 02/28/13	85,012.73
Change	(26,963.50)

Reserve Account
Balance as of 02/15/13	2,310,518.58
Investment Earnings	162.73
Investment Earnings Paid	(162.73)
Deposit/(Withdrawal)	—
Balance as of 03/15/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58